                               [OCEAN STATE LOGO]
                            REPORT OF THE PRESIDENT
                                OCTOBER 31, 1997

     Can the investment environment for bonds get any better? Surprisingly the answer may be yes. World stock market weakness has rekindled an interest in bonds for many skittish investors. Municipal bonds, like those bonds which make up Ocean State Tax Exempt Fund's portfolio, represent a good relative value for investors, especially those for whom taxes remain a major concern.

     During the Fund's 1997 fiscal year the net asset value rose from $10.53 to $10.69. In addition, the Fund's dividend distribution increased from $0.56 per share to $0.57 per share. In a period of falling rates the Fund's dividend has actually increased. Ocean State Tax Exempt Fund is managed with conservative Rhode Island investors in mind, those who want to avoid paying taxes on their investment while receiving steady income. The Fund's objective remains to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital.

     For an investor, professional management is more important than ever. Chief among the reasons are:

          1. The volatile nature of interest rates today have increased market and credit risks of municipal bonds. Fund management has the ability and responsibility to react quickly to changing market trends to better position your investment. Management follows local, national and international markets and trends in planning and implementing the Fund's investment strategy. It's a fine balance between stretching for greater returns and yield versus managing a comfortable level of risk. We make it our business to research the individual credits that comprise the portfolio and review their creditworthiness as suitable investments for your Fund.

          2. Recent local and national trends towards balanced budgets and fiscal conservatism have shrunk the number of new municipal bonds being issued. This fact combined with a continuing slowdown in refinancings of older municipal market debt has reduced the inventory of available bonds in the marketplace. In this environment a large investor, like your Fund, has the ability to use its size to gain access to a greater variety of bonds, generally at more attractive yields than is available to the average individual investor.

          3. Although consumer price inflation is running at its slowest pace in a decade, it remains one of the primary threats to fixed income investors as any increase can erode a bond's income and principal value. Your Fund's management spends much of its time analyzing and interpreting inflationary trends in an effort to maximize investor return. We are currently optimistic that inflation will remain benign for the foreseeable future reinforced by continued fiscal conservatism and improved productivity worldwide.

     Many shareholders in Ocean State Tax Exempt Fund have been shareholders for years. We recognize and appreciate your confidence in this Fund and we will work hard to retain your loyalty.

                                          Very truly yours,


                                          /s/ Alfred B. Van Liew
                                          -----------------------------
                                          Alfred B. Van Liew
                                          President and Chairman of the
                                          Board of Trustees

                          OCEAN STATE TAX EXEMPT FUND
                         INVESTMENT PERFORMANCE REVIEW
                             AS OF OCTOBER 31, 1997
                                  (UNAUDITED)

                                                       PRIOR
                               NOVEMBER 1, 1996     FISCAL YEAR      NOVEMBER 1, 1992   NOVEMBER 1, 1987
                                   THROUGH             ENDED             THROUGH            THROUGH
                               OCTOBER 31, 1997   OCTOBER 31, 1996   OCTOBER 31, 1997   OCTOBER 31, 1997
                               ----------------   ----------------   ----------------   ----------------
TOTAL RATE OF RETURN(b)
     Based on:
          Net Asset Value....         6.97%             4.89%              6.50%              7.24%
          Offering Price.....         2.68%             0.71%              5.62%              6.84%

                                    AS OF              AS OF
                               OCTOBER 31, 1997   OCTOBER 31, 1996
                               ----------------   ----------------
30-DAY CURRENT YIELD
     Based on:
          Net Asset Value....         5.03%             5.13%
          Offering Price.....         4.83%             4.92%

30-DAY TAX-EQUIVALENT YIELD(a)
     Based on:
          Net Asset Value....         8.09%             8.25%
          Offering Price.....         7.77%             7.92%

     The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 12.51 years as of October 31, 1997.

     The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                           PORTFOLIO QUALITY ANALYSIS

                                                          % OF TOTAL PORTFOLIO
                                                         -------------------------
                                                          AS OF            AS OF
                   RATING                                10-31-97         10-31-96
                   ------                                --------         --------
               Aaa/AAA..............................      62.05%           57.74%
               Aa/AA................................      20.83%           19.33%
               A....................................      14.98%           17.12%
               Baa/BBB..............................       2.14%            5.81%
               Not Rated............................          0%               0%

     The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 1997 shareholders are subject to a maximum combined federal and state tax rate of 37.84%.

(b) Past performance is no guarantee of future results.

                          OCEAN STATE TAX EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                             AS OF OCTOBER 31, 1997

                                          ASSETS
Investments at value (identified cost $38,342,496) (Note 1A)..................  $41,054,474
Cash..........................................................................       80,369
Interest receivable...........................................................      605,752
Receivable for fund shares sold...............................................       24,000
                                                                                -----------
          Total Assets........................................................  $41,764,595

                                        LIABILITIES
Distribution payable to shareholders..........................................  $    91,122
Accrued management fees.......................................................       20,633
Accrued expenses..............................................................       27,151
                                                                                -----------
          Total Liabilities...................................................  $   138,906
                                                                                -----------
          Net Assets..........................................................  $41,625,689
                                                                                ===========
Net Assets consist of:
Shares of beneficial interest at par ($.01/share).............................  $    38,928
Additional paid-in capital (Note 4)...........................................   38,830,259
Undistributed net investment income...........................................       14,397
Accumulated net realized gain on investment transactions......................       30,127
Net unrealized appreciation of investments....................................    2,711,978
                                                                                -----------
Total -- Representing Net Assets at Value for 3,892,789 Shares Outstanding....  $41,625,689
                                                                                ===========
Computation of Net Asset Value & Offering Price:
Net Assets....................................................................  $41,625,689
Divided by number of shares outstanding.......................................    3,892,789
Net asset value...............................................................  $     10.69
                                                                                ===========
Offering price................................................................  $     11.14
                                                                                ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME
Interest income (Note 1B)....................................................     $2,620,310
Expenses:
     Adviser Fees (Note 2).........................................  $146,775
     Administrator fees (Note 2)...................................   104,839
     Transfer agent fees...........................................    45,000
     Auditing fees.................................................    28,179
     Trustees fees and expenses....................................    20,750
     Custodian fees................................................    19,755
     Legal fees and expenses.......................................    16,006
     Shareholder reports...........................................    11,868
     Distribution expenses (Note 5)................................     7,741
     Insurance.....................................................     4,500
     Pricing fees..................................................     3,959
     Miscellaneous expenses........................................     3,902
     Registration fees.............................................     1,250
                                                                     --------
                                                                     $414,524
                                                                                  ----------
          Net Investment Income..............................................     $2,205,786
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investments...................................  $ 42,174
Net Change in Unrealized Appreciation of Investments...............   610,813
                                                                     --------
Net Gain on Investments......................................................        652,987
                                                                                  ----------
Net Increase in Net Assets Resulting from Operations.........................     $2,858,773
                                                                                  ==========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                FISCAL YEAR          FISCAL YEAR
                                                                   ENDED                ENDED
                                                              OCTOBER 31, 1997     OCTOBER 31, 1996
                                                              ----------------     ----------------
Increase (Decrease) in Net Assets Resulting from:
Operations:
     Net investment income..................................    $  2,205,786         $  2,305,062
     Net realized gain on investments.......................          42,174               16,530
     Change in unrealized appreciation (depreciation) of net
       investments..........................................         610,813             (307,544)
                                                                ------------         ------------
     Net increase in net assets resulting from operations...       2,858,773            2,014,048
Dividends and distributions to shareholders from:
     Net investment income ($.57 per share in 1997 and $.56
       per share in 1996)...................................      (2,205,786)          (2,305,645)
     Net decrease from fund share transactions (Note 4).....      (1,483,616)            (340,314)
                                                                ------------         ------------
          Total decrease in net assets......................        (830,629)            (631,911)
NET ASSETS:
     Beginning of year......................................      42,456,318           43,088,229
                                                                ------------         ------------
     End of year(1).........................................    $ 41,625,689         $ 42,456,318
                                                                ============         ============
---------------
(1) Including undistributed net investment income...........    $     14,397         $          0
                                                                ============         ============

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                              FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period.

     The following data includes selected data and other performance information derived from the financial statements.

                                                                    FISCAL       FISCAL       FISCAL       FISCAL
                                                                     YEAR         YEAR         YEAR         YEAR
                                                                    ENDED        ENDED        ENDED        ENDED
                                                                   10/31/97     10/31/96     10/31/95     10/31/94
                                                                   --------     --------     --------     --------
Per Share Operating Performance:
Net Asset Value, Beginning of Year...............................   $10.53       $10.59       $10.10       $10.95
Net investment income............................................      .57          .56          .58          .59
Net realized and unrealized gain (loss) on securities............      .16         (.06)         .49         (.84)
                                                                    ------       ------       ------       ------
Total from Investment Operations.................................      .73          .50         1.07         (.25)
                                                                    ------       ------       ------       ------
Less Distributions:
Dividends from net investment income.............................     (.57)        (.56)        (.58)        (.59)
Distribution from net realized gains.............................     (.00)        (.00)        (.00)        (.01)
                                                                    ------       ------       ------       ------
Total Distributions..............................................     (.57)        (.56)        (.58)        (.60)
                                                                    ------       ------       ------       ------
Net Asset Value, End of Year.....................................   $10.69       $10.53       $10.59       $10.10
                                                                    ======       ======       ======       ======
Total investment return at Net Asset Value(b)....................     6.97%        4.89%       10.89%       (2.04)%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted)..........................  $41,626      $42,456      $43,088      $41,346
Ratio of expenses to average net assets..........................      .99%         .98%         .98%         .88%
Ratio of net investment income to average net assets.............     5.25%        5.31%        5.58%        5.55%
Portfolio turnover...............................................     2.27%       13.30%       11.77%        8.48%
Adviser/Administrator waived fees per share......................      .00          .00          .00          .01
Fund expenses without waiver per share...........................      .11          .10          .10          .10
Net investment income without waiver per share...................      .57          .56          .58          .58
Ratio of expenses to average net assets without waiver...........      .99%         .98%         .98%         .93%
Ratio of net investment income to average net assets without
  waiver.........................................................     5.25%        5.31%        5.58%        5.50%

(a) Commencing in fiscal year 1990, data included the combined operations of the Fund and the Rhode Island Tax-Free Bond Fund (the "RI Fund") for the period from the date of the acquisition of the assets of the RI Fund by the Fund (November 1, 1989). The data shown above for the periods prior thereto are the historical results of the Fund.

(b) Total investment return does not reflect sales load.

                       See Notes to Financial Statements.

 FISCAL       FISCAL       FISCAL        FISCAL         FISCAL       FISCAL
  YEAR         YEAR         YEAR          YEAR           YEAR         YEAR
 ENDED        ENDED        ENDED          ENDED         ENDED        ENDED
10/31/93     10/31/92     10/31/91     10/31/90(a)     10/31/89     10/31/88
--------     --------     --------     -----------     --------     --------
 $10.32       $10.14       $ 9.73        $  9.80        $ 9.74       $ 9.13
    .56          .63          .64            .67           .62          .66
    .63          .18          .41           (.09)          .07          .62
 ------       ------       ------         ------        ------       ------
   1.19          .81         1.05            .58           .69         1.28
 ------       ------       ------         ------        ------       ------
   (.56)        (.63)        (.64)          (.65)         (.63)        (.66)
   (.00)        (.00)        (.00)          (.00)         (.00)        (.01)
 ------       ------       ------         ------        ------       ------
   (.56)        (.63)        (.64)          (.65)         (.63)        (.67)
 ------       ------       ------         ------        ------       ------
 $10.95       $10.32       $10.14        $  9.73        $ 9.80       $ 9.74
 ======       ======       ======         ======        ======       ======
  12.35%        8.00%       10.96%          5.89%         7.10%       14.30%
$45,043      $36,854      $29,750        $20,675       $12,159       $9,745
    .81%         .85%         .92%          1.27%         1.36%        1.10%
   5.70%        6.13%        6.40%          6.45%         6.34%        6.84%
  13.27%       36.29%       21.57%         10.16%        37.90%       45.58%
    .01          .01          .03            .02           .03          .08
    .09          .10          .12            .12           .16          .19
    .55          .62          .61            .65           .59          .58
    .81%         .95%        1.17%          1.51%         1.69%        1.88%
   5.58%        6.02%        6.15%          6.21%         6.02%        6.06%

                          OCEAN STATE TAX EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1997

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

     VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. There is authorized an unlimited number of shares with a par value of one cent per share. Declaration of the Trust permits the Trustees to create additional portfolios (funds). As of October 31, 1997 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

     At October 31, 1997, 94.75% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 1997, 54.98% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 25.47% of the portfolio.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

     (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

     (C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for

                          OCEAN STATE TAX EXEMPT FUND

Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     (D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the year ended October 31, 1997, the Fund paid no distributions from capital.

NOTE 2  ADVISORY AND ADMINISTRATIVE SERVICES AND OTHER AFFILIATED TRANSACTIONS

     Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund will pay Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

        .35 and .25 of 1% of the first $200 million of average daily net assets. .30 and .20 of 1% of average daily net assets over $200 million.

     The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 1997 was $2,000.

     Legal fees and expenses of $16,006 were paid to a firm of which the Fund's Secretary is a partner.

     During the period November 1, 1996 through October 31, 1997 the Distributor received $3,318 in commissions as a result of Fund share sales.

NOTE 3  INVESTMENT TRANSACTIONS

     During the period ended October 31, 1997 purchases and sales of investment securities other than short-term investments aggregated $942,006 and $2,911,690, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At October 31, 1997, gross unrealized appreciation on investment securities was $2,726,101 and gross unrealized depreciation on investment securities was $14,124.

                          OCEAN STATE TAX EXEMPT FUND

NOTE 4  SHARES OF BENEFICIAL INTEREST

     The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:

                                                               SHARES           AMOUNT
                                                              ---------       -----------
    Balance at 10/31/96.....................................  4,067,853       $40,742,050
    Shares sold.............................................    382,864         4,057,522
    Shares issued in reinvestment of dividends..............    106,236         1,120,409
    Shares redeemed.........................................   (523,522)       (5,518,244)
                                                              ---------       -----------
    Net decrease............................................    (34,422)         (340,313)
                                                              ---------       -----------
    Balance at 10/31/96.....................................  4,033,431       $40,401,737
                                                              =========       ===========
    Shares sold.............................................    240,416       $ 2,549,515
    Shares issued in reinvestment of dividends..............    102,029         1,081,012
    Shares redeemed.........................................   (483,087)       (5,114,146)
                                                              ---------       -----------
    Net decreases...........................................   (140,642)       (1,483,619)
                                                              ---------       -----------
    Balance at 10/31/97.....................................  3,892,789       $38,918,118
                                                              =========       ===========

NOTE 5  DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") of the Investment Company Act of 1940 (the "Act"). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $7,741 under the Plan during fiscal 1997.

                          OCEAN STATE TAX EXEMPT FUND

                            PORTFOLIO OF INVESTMENTS
                             AS OF OCTOBER 31, 1997

                                                                      RATINGS
 PRINCIPAL                                                           MOODY'S/            VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)    (NOTE 1)
-----------                                                    --------------------   -----------
MUNICIPAL SECURITIES (98.63%)(a)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE (44.69%)(a)
$   100,000  Bristol General Obligation 7.00%, 12/1/08.........        Baa1/NR        $   109,147
    120,000  Bristol General Obligation MBIA Insured 6.00%,
               12/15/10........................................        Aaa/AAA            128,270
    250,000  Bristol General Obligation MBIA Insured 5.05%,
               8/15/06.........................................        Aaa/AAA            256,577
    300,000  Burrillville General Obligation MBIA Insured
               5.75%, 10/15/17.................................        Aaa/AAA            309,020
    200,000  Burrillville General Obligation FGIC Insured
               5.70%, 5/1/11...................................        Aaa/AAA            212,530
     75,000  Central Falls General Obligation 7.90%, 7/1/02....        Baa3/NR             77,443
    130,000  Coventry General Obligation FGIC Insured 7.25%,
               11/1/10.........................................        Aaa/AAA            142,380
    460,000  Cranston General Obligation MBIA Insured 5.00%,
               6/15/02.........................................        Aaa/AAA            474,984
    200,000  Cumberland General Obligation 6.80%, 7/15/08......        A-1/NR             207,782
    165,000  Cumberland General Obligation MBIA Insured 5.70%,
               10/1/11.........................................        Aaa/AAA            171,615
    175,000  Cumberland General Obligation MBIA Insured 5.70%,
               10/1/12.........................................        Aaa/AAA            181,797
    300,000  East Providence General Obligation MBIA Insured
               5.70%, 5/15/10..................................        Aaa/AAA            319,171
    750,000  Foster/Glocester General Obligation AMBAC Insured
               6.90%, 9/1/11...................................        Aaa/AAA            812,965
    135,000  Jamestown General Obligation CGIC Insured 7.00%,
               3/15/07.........................................        Aaa/AAA            136,587
    250,000  Kent County Water Auth. MBIA Insured 6.35%,
               7/15/14.........................................        Aaa/AAA            274,121
    100,000  Lincoln General Obligation MBIA Insured 7.55%,
               7/15/08.........................................        Aaa/AAA            105,281
    355,000  Lincoln General Obligation MBIA Insured 5.50%,
               8/15/10.........................................        Aaa/AAA            371,013
    300,000  Lincoln General Obligation FGIC Insured 5.60%,
               8/1/12..........................................        Aaa/AAA            311,276
    110,000  Little Compton General Obligation 7.00%, 1/15/09..        A-1/NR             117,718
    100,000  Little Compton General Obligation 6.90%, 1/15/08..        A-1/NR             106,766
    120,000  Middletown General Obligation 7.00%, 2/15/08......         A-1/A             124,324
    100,000  Narragansett General Obligation MBIA Insured
               5.30%, 9/15/09..................................        Aaa/AAA            103,633
    200,000  Narragansett General Obligation Pre-refunded U.S.
               Treasury AMBAC Insured 7.10%, 6/15/10...........        Aaa/NR             213,532
    210,000  Newport General Obligation MBIA Insured 6.50%,
               8/15/06.........................................        Aaa/AAA            231,314

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                           MOODY'S/            VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)    (NOTE 1)
-----------                                                    --------------------   -----------
MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE--(CONTINUED)
$   100,000  Newport General Obligation Pre-refunded U.S.
               Treasury 6.80%, 4/15/09.........................        A-1/NR         $   110,150
    100,000  Newport General Obligation Pre-refunded U.S.
               Treasury 6.80%, 4/15/10.........................        A-1/NR             110,150
     80,000  New Shoreham General Obligation MBIA Insured
               7.60%, 1/1/07...................................        Aaa/AAA             81,460
    100,000  New Shoreham General Obligation MBIA Insured
               7.00%, 1/15/10..................................        Aaa/AAA            107,393
     75,000  North Kingstown General Obligation 6.70%,
               12/15/05........................................        A-1/NR              84,774
     80,000  North Kingstown General Obligation 6.80%,
               12/15/06........................................        A-1/NR              91,628
     80,000  North Kingstown General Obligation 6.30%,
               7/15/07.........................................        A-1/NR              85,614
    120,000  North Providence General Obligation MBIA Insured
               6.00%, 10/01/09.................................        Aaa/AAA            128,571
    100,000  Pawtucket General Obligation MBIA Insured 6.75%,
               9/15/08.........................................        Aaa/AAA            110,526
    500,000  Pawtucket General Obligation CGIC Insured 6.00%,
               3/15/15.........................................        Aaa/AAA            530,698
    500,000  Pawtucket General Obligation CGIC Insured, 6.00%,
               3/15/11.........................................        Aaa/AAA            536,338
    500,000  Pawtucket General Obligation CGIC Insured 6.00%,
               3/15/13.........................................        Aaa/AAA            533,205
    500,000  Pawtucket General Obligation CGIC Insured, 6.00%,
               3/15/12.........................................        Aaa/AAA            536,338
    200,000  Providence Public Bldg. Auth. FSA Insured 5.10%,
               12/15/08........................................        Aaa/AAA            206,264
    200,000  Providence Public Bldg. Auth. 7.30%, 12/1/08......        Baa2/NR            226,565
    300,000  Providence Public Bldg. Auth. 7.30%, 12/1/09......        Baa2/NR            339,848
    500,000  Providence Public Bldg. Auth. CGIC Insured 7.25%,
               12/15/10........................................        Aaa/AAA            552,628
    150,000  Providence Public Building Auth. MBIA Insured
               5.50% 12/15/13..................................        Aaa/AAA            153,758
    750,000  Providence General Obligation MBIA Insured 6.75%,
               1/15/11.........................................        Aaa/AAA            806,386
    275,000  Smithfield General Obligation MBIA Insured 6.80%,
               4/15/06.........................................        Aaa/AAA            284,002
    100,000  South Kingston General Obligation AMBAC Insured
               5.00%, 11/15/08.................................        Aaa/AAA            102,380
    700,000  Warwick General Obligation MBIA Insured 6.60%,
               11/15/06........................................        Aaa/AAA            772,802
    155,000  Warwick General Obligation FGIC Insured 7.20%,
               11/15/08........................................        Aaa/AAA            167,624
    225,000  Westerly General Obligation 7.00%, 1/15/06........        A-1/NR             237,405
    100,000  Westerly General Obligation 7.00%, 1/15/09........        A-1/NR             105,513

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                           MOODY'S/            VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)    (NOTE 1)
-----------                                                    --------------------   -----------
MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE--(CONTINUED)
$    35,000  Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.80%, 6/1/03........................        A-1/NR         $    38,903
     35,000  Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.85%, 6/1/04........................        A-1/NR              39,430
    800,000  Rhode Island Clean Water MBIA Insured 6.50%,
               10/1/06.........................................        Aaa/AAA            884,205
    150,000  Rhode Island Clean Water MBIA Insured 5.30%,
               10/1/07.........................................        Aaa/AAA            158,458
    600,000  Rhode Island Correctional Facility MBIA Insured
               7.00%, 8/1/09...................................        Aaa/AAA            642,101
    650,000  Rhode Island Depositors Economic Protection Corp.
               MBIA Insured 6.55%, 8/1/10......................        Aaa/AAA            753,441
    215,000  Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed 6.375%, 8/1/22................        Aaa/AAA            245,982
    250,000  Rhode Island Depositors Economic Protection Corp.
               Escrowed to Maturity 5.75%, 8/1/21..............        Baa1/A-            268,169
    100,000  RI COPS MBIA Insured 5.375%, 10/1/16..............        Aaa/AAA            100,250
    300,000  Rhode Island Lease Participation Certificate
               Shepard Building AMBAC Insured 5.125%, 6/1/12...        Aaa/AAA            299,246
    325,000  Rhode Island Turnpike Authority 5.35%, 12/1/17....          A/A              323,776
    645,000  Rhode Island Public Building Auth.
               Pre-refunded U.S. Treasury 7.60%, 2/1/09........          A/A              686,218
    125,000  Rhode Island Public Building Auth. AMBAC Insured
               5.20%, 2/1/06...................................        Aaa/AAA            129,698
    150,000  Rhode Island Public Building Auth. AMBAC Insured
               5.25%, 2/1/10...................................        Aaa/AAA            152,819
    150,000  Rhode Island Port Auth. AMBAC Insured 6.50%,
               6/1/08..........................................        Aaa/AAA            168,044
    250,000  Rhode Island Student Loan Auth. 6.20%, 12/1/09....        Aaa/NR             258,144
    250,000  Rhode Island General Obligation FGIC Insured
               7.00%, 7/15/04..................................        Aaa/AAA            287,279
      5,000  Rhode Island General Obligation 7.50%, 6/15/05....        A-1/AA-              5,100
    500,000  Rhode Island General Obligation MBIA Insured
               5.75%, 8/1/15...................................        Aaa/AAA            523,806
    125,000  Rhode Island Water Resources Fruit Hill Reservoir
               MBIA Insured 7.05%, 9/15/07.....................        Aaa/AAA            134,241
                                                                                      -----------
             TOTAL RHODE ISLAND GENERAL OBLIGATION AND
               REVENUE.........................................                       $18,600,576
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION (30.23%)(a)
$   150,000  Board of Governors CGIC Insured 6.125%, 9/15/10...        Aaa/AAA        $   164,661
    195,000  Board of Governors CGIC Insured 6.15%, 9/15/11....        Aaa/AAA            214,303
    120,000  Brown University 6.75%, 9/1/16....................        Aa-1/AA            127,067
    220,000  Brown University 5.40%, 9/1/18....................        Aa-1/AA            221,377
    375,000  Brown University 6.00%, 9/1/10....................        Aa-1/AA            391,915

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                           MOODY'S/            VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)    (NOTE 1)
-----------                                                    --------------------   -----------
MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--(CONTINUED)
$   200,000  Brown University 5.90%, 9/1/14....................        Aa-1/AA        $   211,277
    400,000  Bryant College MBIA Insured 6.50%, 6/1/05.........        Aaa/AAA            440,098
    100,000  Bryant College MBIA Insured 5.95%, 6/1/07.........        Aaa/AAA            107,142
    100,000  Bryant College MBIA Insured 6.20%, 6/1/13.........        Aaa/AAA            106,390
    100,000  Higher Education Auth. CGIC Insured 7.375%,
               9/15/09.........................................        Aaa/AAA            108,019
    150,000  Providence College Pre-refunded U.S. Treasury
               7.45%, 11/1/03..................................        Aaa/NR             162,781
    125,000  Providence College Pre-refunded U.S. Treasury
               7.50%, 11/1/04..................................        Aaa/NR             135,807
    120,000  Providence College Pre-refunded U.S. Treasury
               7.75%, 11/1/09..................................        Aaa/NR             130,977
    550,000  Roger Williams College Connie Lee Insured 6.50%,
               11/15/08........................................        NR/AAA             601,688
    550,000  Roger Williams College Connie Lee Insured 6.625%,
               11/15/11........................................        NR/AAA             602,377
    320,000  Roger Williams College LOC-Fleet National Pre-
               refunded U.S. Treasury 7.75%, 10/1/18...........        A-1/NR             338,043
  1,290,000  South County Hospital Pre-refunded U.S. Treasury
               7.25%, 11/1/11..................................        NR/AAA           1,448,412
    345,000  Roger Williams Realty Corp. Collateral U.S.
               Treasury, 7.50%, 8/1/29.........................        NR/AA-             361,859
    500,000  Salve Regina College Connie Lee Insured 6.25%,
               3/15/13.........................................        NR/AAA             533,205
    400,000  Salve Regina College LOC-Fleet Bank Pre-refunded
               U.S. Treasury 7.70%, 1/1/20.....................         A2/NR             437,090
    300,000  Salve Regina College Pre-refunded U.S. Treasury
               Connie Lee Insured 6.30%, 3/15/20...............        NR/AAA             315,788
    525,000  Johnson & Wales College Connie Lee Insured 5.75%,
               4/1/12..........................................        NR/AAA             544,076
    500,000  St. Antoine Residence LOC-Allied Irish 6.75%,
               11/15/18........................................        Aa-3/NR            539,470
    150,000  Landmark Medical Center Escrowed to Maturity
               7.625%, 7/1/99..................................        NR/AAA             156,390
    500,000  Landmark Medical Center Pre-refunded U.S. Treasury
               8.375%, 7/1/09..................................        NR/AAA             545,109
    575,000  Kent County Hospital MBIA Insured 7.00%, 7/1/10...        Aaa/AAA            636,243
    200,000  Memorial Hospital MBIA Insured 6.50%, 7/1/04......        Aaa/AAA            220,801
    140,000  Miriam Hospital Pre-refunded U.S. Treasury 7.00%,
               4/1/06..........................................         NR/A              148,596
    400,000  Miriam Hospital Pre-refunded U.S. Treasury 6.35%,
               4/1/08..........................................         NR/A              444,609
    900,000  Miriam Hospital Pre-refunded U.S. Treasury 7.25%,
               4/1/11..........................................         NR/A              958,641
    300,000  Rhode Island Hospital FGIC Insured 6.70%,
               8/15/04.........................................        Aaa/AAA            331,577

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                           MOODY'S/            VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)    (NOTE 1)
-----------                                                    --------------------   -----------
MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--(CONTINUED)
$   600,000  Women & Infants Hospital CGIC Insured 6.55%,
               9/1/13..........................................        Aaa/AAA        $   653,379
    100,000  United Methodist Elder Care LOC-Fleet Bank 7.50%,
               11/1/14.........................................          A/A              112,280
    125,000  New England Tech Inst. Connie Lee Insured 6.00%,
               3/1/15..........................................        NR/AAA             130,952
                                                                                      -----------
             TOTAL RHODE ISLAND HEALTH & EDUCATION BUILDING
               CORPORATION.....................................                       $12,582,399
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION (18.70%)(a)
$     5,000  9.30%, 7/1/04, FGIC Insured.......................        Aaa/AAA        $     5,029
     40,000  7.625%, 10/1/04...................................       Aa-2/AA+             41,704
     95,000  8.25%, 10/1/07....................................        A-1/A+              97,142
    195,000  8.10%, 10/1/07....................................        A-1/A+             199,397
    200,000  5.65%, 10/1/07....................................         NR/A              207,016
    300,000  8.00%, 10/1/08....................................        Aa/AA+             312,251
    500,000  7.80%, 10/1/10, Series A..........................       Aa-2/AA+            533,831
    300,000  7.60%, 10/1/20....................................         NR/A              316,915
     95,000  7.80%, 10/1/11....................................       Aa-2/AA+             99,047
    385,000  7.50%, 10/1/11....................................       Aa-2/AA+            412,497
    205,000  7.80%, 10/1/11....................................       Aa-2/AA+            215,017
    200,000  5.70%, 4/1/15.....................................       Aa-2/AA+            203,508
     35,000  7.75%, 10/1/16....................................        A-1/A+              35,789
    500,000  5.75%, 4/1/17.....................................       Aa-2/AA+            517,541
    200,000  6.25%, 4/1/17.....................................       Aa-2/AA+            200,729
    110,000  7.95%, 10/1/20....................................         NR/A              115,375
    105,000  7.25%, 10/1/21....................................       Aa-2/AA+            111,973
    365,000  7.875%, 10/1/21, MBIA Insured.....................        Aaa/AAA            379,177
    640,000  7.875%, 10/1/22...................................       Aa-2/AA+            671,274
     50,000  7.75%, 4/1/22.....................................       Aa-2/AA+             52,757
    345,000  7.55%, 10/1/22....................................       Aa-2/AA+            370,073
    300,000  6.50%, 10/1/22....................................       Aa-2/AA+            318,795
  1,250,000  6.70%, 10/1/15....................................       Aa-2/AA+          1,348,676
    500,000  6.15%, 4/1/17.....................................       Aa-2/AA+            522,553
     75,000  5.875%, 4/1/25....................................       Aa-2/AA+             77,067
    300,000  6.50%, 4/1/27.....................................       Aa-2/AA+            318,043
     95,000  6.85%, 4/1/27.....................................       Aa-2/AA+            102,737
                                                                                      -----------
             TOTAL RHODE ISLAND HOUSING & MORTGAGE FINANCE
               CORPORATION.....................................                       $ 7,785,913
RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION (1.13%)(a)
$    80,000  Inge Corporation SBA GTD 9.125%, 10/1/00..........        Aaa/NR         $    82,080
    250,000  Mobil Oil 6.00%, 11/1/14..........................        Aa-2/AA            265,036

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                           MOODY'S/            VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)    (NOTE 1)
-----------                                                    --------------------   -----------
MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION--(CONTINUED)
$    60,000  Rhode Island State Indl Dev Rev LOC-Fleet Bank
               8.20%, 5/1/13...................................        Baa/NR         $    61,656
     60,000  Rhode Island State Indl Dev Rev LOC-Fleet Bank
               8.25%, 5/1/14...................................        Baa/NR              61,656
                                                                                      -----------
             TOTAL RHODE ISLAND INDUSTRIAL FACILITIES
               CORPORATION.....................................                       $   470,428
                                                                                      -----------
             TOTAL RHODE ISLAND BONDS (94.75%)(a)..............                       $39,439,316
PUERTO RICO BONDS (3.88%) (a)
$   500,000  Puerto Rico Commonwealth Pre-refunded U.S.
               Treasury 7.75%, 7/1/06..........................        NR/AAA         $   524,418
    200,000  Puerto Rico Commonwealth Pre-refunded U.S.
               Treasury 7.75%, 7/1/13..........................        NR/AAA             210,096
    300,000  Puerto Rico Electric Power Auth. Pre-refunded U.S.
               Treasury 8.00%, 7/1/08..........................        NR/AAA             315,135
    100,000  Puerto Rico Highway Pre-refunded U.S. Treasury
               8.00%, 7/1/03...................................        NR/AAA             105,045
    200,000  Puerto Rico Highway Pre-refunded U.S. Treasury
               8.00%, 7/1/05...................................        NR/AAA             210,090
    225,000  Puerto Rico Highway Pre-refunded U.S. Treasury
               7.70%, 7/1/03...................................       Baa1/AAA            250,374
                                                                                      -----------
             TOTAL PUERTO RICO BONDS (3.88%)(a)................                       $ 1,615,158
                                                                                      -----------
             TOTAL INVESTMENTS (Cost $38,342,496)(92.11%)(a)...                       $41,054,474
                                                                                      ===========

(a) Percentages indicated are based on net assets of $41,625,689 at October 31, 1997 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.69.

(b) The ratings indicated are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P.

(c) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

                          OCEAN STATE TAX EXEMPT FUND

(d) Abbreviations used:

      AMBAC  -- American Municipal Bond Assurance Corp.
       CGIC  -- Capital Guaranty Insurance Co.
       FGIC  -- Financial Guaranty Insurance Co.
       MBIA  -- Municipal Bond Investors Assurance
        LOC  -- Letter of Credit
        BIG  -- Bond Investors Guaranty (subsidiary of MBIA)
        SBA  -- Small Business Administration
     CAPMAC  -- Capital Markets Assurance Corp.

                       See Notes to Financial Statements.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees
of Ocean State Tax Exempt Fund

     We have audited the accompanying statement of assets and liabilities of Ocean State Tax Exempt Fund (the Fund) (a portfolio of VLC Trust), including the portfolio of investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the nine years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Ocean State Tax Exempt Fund for the fiscal period ended October 31, 1988 was audited by other auditors whose report dated January 6, 1989 expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the nine years in the period then ended in conformity with generally accepted accounting principles.

                                          Ernst & Young LLP

Boston, Massachusetts
December 9, 1997

INVESTMENT ADVISER &
  ADMINISTRATOR
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

DISTRIBUTOR
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

CUSTODIAN
  PNC Institutional Custody Services
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

TRANSFER AGENT
  PFPC, Inc.
  P.O. Box 8871
  Wilmington, Delaware 19899-8871

INDEPENDENT AUDITORS
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

COUNSEL
  Hinckley, Allen & Snyder
  1500 Fleet Center
  Providence, Rhode Island 02903

TRUSTEES
  Alfred B. Van Liew, Chairman
  Milton C. Bickford, Jr.
  Michael E. Hogue
  Alice M. Macintosh
  Richard A. Plotkin
  John H. St. Sauveur
  Thomas R. Weschler,
     Vice Admiral, US Navy, Retired

OFFICERS
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary



                      [LOGO] OCEAN STATE TAX EXEMPT FUND
                         (THE PORTFOLIO OF VLC TRUST)



                                 ANNUAL REPORT
                                OCTOBER 31, 1997



            INTEREST INCOME EXEMPT
            FROM FEDERAL AND RHODE
            ISLAND INCOME TAXES
            FROM QUALITY MUNICIPAL
            BONDS.